Pension Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Pension Plan
Discretionary matching contributions by the Company	4.00%		4.00%
Contributions to the plan	$ 96,549	$ 81,271	$ 267,751	$ 169,905